Reinsurance	12 Months Ended
Dec. 31, 2013
Reinsurance

Schedule III

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Reinsurance

Years ended December 31, 2013, 2012, and 2011

(In thousands)

Years ended	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

December 31, 2013:
Life insurance in force	$26,107,972	17,815,125	80,931	8,373,778	1.0%

Premiums and policy fees:
Life	$149,803	42,857	606	107,552	0.6%
Annuities	1,046,313	(1,966)	(468)	1,047,811	—
Accident and health	184,288	78,876	27,598	133,010	20.7

Total premiums and policy fees	$1,380,404	119,767	27,736	1,288,373	2.2%

December 31, 2012:
Life insurance in force	$24,257,515	16,420,252	91,346	7,928,609	1.2%

Premiums and policy fees:
Life	$138,180	42,900	851	96,131	0.9%
Annuities	819,359	27	(318)	819,014	—
Accident and health	189,659	81,257	25,610	134,012	19.1

Total premiums and policy fees	$1,147,198	124,184	26,143	1,049,157	2.5%

December 31, 2011:
Life insurance in force	$22,944,148	14,794,998	94,733	8,243,883	1.1%

Premiums and policy fees:
Life	$129,223	42,649	878	87,452	1.0%
Annuities	701,350	(2,116)	(442)	703,024	(0.1)
Accident and health	204,838	91,457	22,338	135,719	16.5

Total premiums and policy fees	$1,035,411	131,990	22,774	926,195	2.5%

The Life and Annuities categories above are prescribed splits based on product and will differ from the results of the Life and Individual Annuity segments.

See accompanying report of independent registered public accounting firm.